SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued employees’ social insurance	$ 281,728	$ 270,349	$ 327,735
Accrued payroll and commission	248,759	307,331	179,183
Accrued rent expense	74,415	32,746	29,000
Construction payable	1,196,037	1,384,674	111,807
Payable for equipment purchase	29,213	32,278
Accrued professional fees	247,786	233,894	50,840
Deposit	10,690	11,308	12,239
Other payables	47,504	83,910	41,596
Total	$ 2,136,132	$ 2,356,490	$ 752,400